Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Class A Shares	Additional Paid-In Capital	(Accumulated Deficit) / Retained Earnings
Balance at Dec. 31, 2008	$ 308,431,279	$ 27,139	$ 318,515,490	$ (10,111,350)
Shares issued, beginning balance at Dec. 31, 2008		27,138,515
Issuance of Class A common shares, net of issuance costs	87,025,880	21,024	87,004,856
Issuance of Class A common shares, net of issuance costs (number of shares)		21,023,801
Issuance of non-vested Class A common share awards		3,027	(3,027)
Issuance of non-vested Class A common share awards (number of shares)		3,027,717
Cancellation of non-vested Class A common share awards		(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(1,000)
Share based compensation	3,101,690		3,101,690
Dividends paid ($0.20 per share in 2009 and 2010 respectively and $0.05 per share in 2011)	(7,971,645)			(7,971,645)
Net Income / (Loss)	65,678,614			65,678,614
Balance at Dec. 31, 2009	456,265,818	51,189	408,619,010	47,595,619
Shares issued, ending balance at Dec. 31, 2009		51,189,033
Issuance of Class A common shares, net of issuance costs	11,037,362	3,105	11,034,257
Issuance of Class A common shares, net of issuance costs (number of shares)		3,105,700
Issuance of non-vested Class A common share awards		1,584	(1,584)
Issuance of non-vested Class A common share awards (number of shares)		1,584,000
Cancellation of non-vested Class A common share awards		(8)	8
Cancellation of non-vested Class A common share awards (number of shares)		(8,434)
Share based compensation	10,687,663		10,687,663
Dividends paid ($0.20 per share in 2009 and 2010 respectively and $0.05 per share in 2011)	(10,414,456)			(10,414,456)
Net Income / (Loss)	22,895,280			22,895,280
Balance at Dec. 31, 2010	490,471,667	55,870	430,339,354	60,076,443
Shares issued, ending balance at Dec. 31, 2010		55,870,299
Issuance of Class A common shares, net of issuance costs	12,140,396	3,953	12,136,443
Issuance of Class A common shares, net of issuance costs (number of shares)		3,952,598
Issuance of non-vested Class A common share awards		1,080	(1,080)
Issuance of non-vested Class A common share awards (number of shares)		1,080,000
Cancellation of non-vested Class A common share awards		(5)	5
Cancellation of non-vested Class A common share awards (number of shares)		(4,600)
Share based compensation	5,089,042		5,089,042
Dividends paid ($0.20 per share in 2009 and 2010 respectively and $0.05 per share in 2011)	(2,978,199)			(2,978,199)
Net Income / (Loss)	(283,498,759)			(283,498,759)
Balance at Dec. 31, 2011	$ 221,224,147	$ 60,898	$ 447,563,764	$ (226,400,515)
Shares issued, ending balance at Dec. 31, 2011		60,898,297